Other assets	12 Months Ended
Dec. 31, 2024
Other assets.
Other assets	Note 16. Other assets

Skr mn	Dec 31, 2024	Dec 31, 2023
Claim against the State for CIRR-loans and concessionary loans	8	3
Cash receivables, funding operations	207	177
Other	71	96
Total	286	276